SUBSEQUENT EVENTS - Graphite Electrode Manufacturing Business Distribution (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 15, 2018	Dec. 31, 2016
Disclosure of non-adjusting events after reporting period [line items]
Dividends recognised as distributions to owners		$ (12)
Business Distribution
Disclosure of non-adjusting events after reporting period [line items]
Dividends recognised as distributions to owners	$ 380
Graphite Electrode Manufacturing Business | Business Distribution
Disclosure of non-adjusting events after reporting period [line items]
Borrowings issued	1,500
Repayments of debt	400
Dividends recognised as distributions to owners	$ 1,100